Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
As of December 31, goodwill was as follows:

Goodwill	Integrated Networks - Group A	Integrated Networks -Group B	Media & Data Network	All Other	Total
Balance at December 31, 2017	$139,452	$252,645	$190,481	$252,301	$834,879
Acquired goodwill	—	32,776	—	4,816	37,592
Impairment loss recognized	—	(17,828)	(59,188)	(4,691)	(81,707)
Transfer of goodwill between segments	—	211	(29,143)	28,932	—
Transfer of goodwill to asset held for sale (1)	—	—	—	(45,224)	(45,224)
Foreign currency translation	—	(745)	(382)	(11,661)	(12,788)
Balance at December 31, 2018	$139,452	$267,059	$101,768	$224,473	$732,752
Acquired goodwill	—	1,025	—	—	1,025
Impairment loss recognized	(4,879)	—	—	—	(4,879)
Transfer of goodwill between segments (2)	—	(120)	3,612	(3,492)	—
Foreign currency translation	—	423	217	2,153	2,793
Balance at December 31, 2019	$134,573	$268,387	$105,597	$223,134	$731,691
(1) See Note 4 of the Notes to the Consolidated Financial Statements included herein for additional information.
(2) Transfers of goodwill relate to changes in segments.
The Company recognized an impairment of goodwill of $4,879 for the twelve months ended December 31, 2019. The impairment consisted of the write-down of goodwill equal to the excess carrying value above the fair value of one reporting unit within the Integrated Networks - Group A.
The Company recognized an impairment of goodwill and other assets of $87,204 for the twelve months ended December 31, 2018. The impairment primarily consisted of the write-down of goodwill equal to the excess carrying value above the fair value of three reporting units, one in each of the Integrated Network - Group B reportable segment, the Media & Data Network reportable segment and within the All Other category. In 2018, the Company also recognized the full write-down of a trademark totaling $3,180 for a reporting unit within the Integrated Networks - Group B reportable segment. The trademark is no longer in active use given its merger with another reporting unit.
The Company recognized an impairment of goodwill of $5,471 for the twelve months ended December 31, 2017. The impairment primarily consisted of the write-down of goodwill equal to the excess carrying value above the fair value of two reporting units, one in each of the Integrated Networks - Group B reportable segment and within All Other category.
The total accumulated goodwill impairment charges as of December 31, 2019 and 2018, were $177,304 and $173,205, respectively.
As of December 31, the gross and net amounts of acquired intangible assets other than goodwill were as follows:

	Years Ended December 31,
Intangible Assets	2019	2018
Trademark (indefinite life)	$14,600	$14,600
Customer relationships – gross	$58,211	$76,365
Less accumulated amortization	(32,671)	(42,180)
Customer relationships – net	$25,540	$34,185
Other intangibles – gross	$28,695	$31,421
Less accumulated amortization	(13,942)	(12,441)
Other intangibles – net	$14,753	$18,980
Total intangible assets	$101,506	$122,386
Less accumulated amortization	(46,613)	(54,621)
Total intangible assets – net	$54,893	$67,765

The weighted average amortization period for customer relationships is seven years and other intangible assets is nine years. In total, the weighted average amortization period is eight years. Amortization expense related to amortizable intangible assets for the years ended December 31, 2019, 2018, and 2017 was $11,828, $17,290, and $17,125, respectively.
The estimated amortization expense for the five succeeding years is as follows:

Year	Amortization
2020	$9,481
2021	8,098
2022	7,547
2023	7,089
Thereafter	8,078